Segment reporting - Schedule of financial information by reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	$ 1,268,135	$ 1,334,299
Cost of goods sold	637,113	693,522
Gross profit	631,022	640,777
Total operating expenses	605,572	616,034
Income (loss) from continuing operations	25,450	24,743
Capital expenditures	63,440	92,438
Retail revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	922,582	1,032,762
Wholesale revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	332,239	295,569
Management fee income
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	13,314	5,968
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	1,095,657	1,228,749
Cost of goods sold	541,458	631,785
Gross profit	554,199	596,964
Total operating expenses	520,100	547,577
Income (loss) from continuing operations	34,099	49,387
Capital expenditures	50,043	81,891
Domestic | Retail revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	868,732	994,715
Domestic | Wholesale revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	226,334	232,491
Domestic | Management fee income
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	591	1,543
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	172,478	105,550
Cost of goods sold	95,655	61,737
Gross profit	76,823	43,813
Total operating expenses	85,472	68,457
Income (loss) from continuing operations	(8,649)	(24,644)
Capital expenditures	13,397	10,547
International | Retail revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	53,850	38,047
International | Wholesale revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	105,905	63,078
International | Management fee income
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues, net	$ 12,723	$ 4,425